Derivative Instruments - Summary of Derivative Instruments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Derivative Instruments
Derivative Instrument, Gain (Loss) Reclassified from AOCI into Income, Effective Portion, Statement of Income or Comprehensive Income [Extensible Enumeration]	Interest and debt expense
Interest Rate Swap | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized (gains) losses	$ 50,795	$ 47,648	$ (260)
Other Comprehensive Income (Loss) | Interest Rate Swap | Designated as Hedging Instrument
Fair Value of Derivative Instruments
Unrealized (gains) losses	55,913	20,148	168,156
Debt termination expense | Interest Rate Swap | Not Designated as Hedging Instrument
Fair Value of Derivative Instruments
Realized loss on derivative instruments, net	$ 40	$ (15)	$ (343)